Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Fidelity Freedom Blend 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.24%
Past 5 years	3.85%
Since Inception	2.96%	[1]
Fidelity Freedom Blend 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.09%
Past 5 years	2.63%
Since Inception	1.72%	[1]
Fidelity Freedom Blend 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.95%
Past 5 years	2.60%
Since Inception	1.89%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.27%

[1]	A From August 31, 2018 .